Related Party Transactions (Huale Group Co.Limited)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transactions
9.	Related Party Transactions

(a) The Company had the following balances due to and due from related parties:

At June 30, 2021 and December 31, 2020, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	June 30, 2021	December 31, 2020	Relationship
Huang Xiansheng	20,140	19,915	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd	-	44,581	Company owned by President of the Company
	20,140	64,496

At June 30, 2021 and December 31, 2020, the Company owed funds to the following related parties:

	June 30, 2021	December 31, 2020	Relationship

Shenzhen Yeller Investment & Development Co., Ltd	9,672	-	Company owned by President of the Company
Huang Yusheng	544,142	374,553	President of the Company
	553,814	374,553

These advances were unsecured, non-interest bearing and due on demand.

(b) Transactions

	June 30, 2021	December 31, 2020
	(Unaudited)	(Audited)
	$	$
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	4,458	9,975
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	28,466	70,703
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	26,750	7,592
Sales of finished goods to Shenzhen Yeller Investment & Development Co., Ltd	-	7,237

10.	Related Party Transactions

(a) The Company had the following balances due to and due from related parties:

At June 30, 2020 and December 31, 2019, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	December, 2020	December 31, 2019	Relationship
Huang Xiansheng.5in	19,915	25,837	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd	44,581	54,433	Company owned by President of the Company
	64,496	80,270

At June 30, 2020 and December 31, 2019, the Company owed funds to the following related parties:

	December, 2020	December 31, 2019	Relationship

Huang Zhicheng	-	57,423	Former shareholder of the Company
Huang Yusheng	374,553	137,791	President of the Company
	374,553	195,214

These advances were unsecured, non-interest bearing and due on demand.

(b) Transactions

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	9,975	232,238
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	70,703	45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	7,592	285,561
Sales of finished goods to Shenzhen Yeller Investment & Development Co., Ltd	7,237	-

Huale Group Co. Limited [Member]
Related Party Transactions
8.	Related Party Transactions

(a) The Company had the following balances due to and due from related parties:

At June 30, 2020 and December 31, 2019, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	June 30, 2020	December 31, 2019	Relationship
Huang Xiansheng	-	25,837	Minority shareholder of Shenzhen Yeller
Shenzhen Huashengchuang Investment Development Co., Ltd	282,956	-	Company owned by President of the Company
Huale Acoustics Limited	123,126	81,784	Ultimate Holding Company
Shenzhen Yeller Investment & Development Co., Ltd	39,503	54,433	Company owned by President of the Company
	445,585	162,054

At June 30, 2020 and December 31, 2019, the Company owed funds to the following related parties:

	June 30, 2020	December 31, 2019	Relationship

Huang Yusheng	791,283	105,942	Sole director of the Company

These advances were unsecured, non-interest bearing and due on demand.

(b) Transactions

	June 30, 2020	December 31, 2019
	(Unaudited)	(Audited)
	$	$
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	13,553	232,238
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	10,283	45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	-	285,561